Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	May. 20, 2016	Mar. 29, 2016	Jun. 30, 2015
Document And Entity Information
Entity Registrant Name	EPIC STORES CORP.
Entity Central Index Key	0001558009
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float				$ 37,015,501
Entity Common Stock, Shares Outstanding		38,680,263	39,180,263
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015